UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  June 30, 2008

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.):   [ ]  is a restatement
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Zevenbergen Capital Investments LLC
Address:    601 Union Street, Suite 4600
            Seattle, WA  98101

13F File Number:  028-10622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Justin Buller
Title:      Senior Compliance Associate
Phone:      206-682-8469

Signature, Place and Date of Signing:

/s/ Justin Buller
-------------------------------
Justin Buller              Seattle, Washington            August 13, 2008

Report Type:

[X]   13F HOLDINGS REPORT
[ ]   13F NOTICE
[ ]   13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total:  73

Form 13F Information Table Value Total:  $2,178,171 (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number          Name
--------------------          ----
028-04696                     SunTrust Banks, Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alcon, Inc.                    COM              H01301102    21578   132550 SH       DEFINED 01              50700             81850
Alliance Data Systems Corporat COM              018581108    51520   911050 SH       DEFINED 01             337650            573400
Allscripts Healthcare Solution COM              01988P108    10206   822400 SH       DEFINED 01             298600            523800
Amazon.com, Inc.               COM              023135106    20822   283950 SH       DEFINED 01             123350            160600
American Tower Corporation     COM              029912201    43642  1032950 SH       DEFINED 01             402550            630400
Amylin Pharmaceuticals, Inc.   COM              032346108      848    33400 SH       DEFINED 01               2900             30500
Apple Inc.                     COM              037833100   127856   763593 SH       DEFINED 01             313775            449818
ArthroCare Corporation         COM              043136100    38529   944100 SH       DEFINED 01             326450            617650
AspenBio Pharma, Inc.          COM              045346103     1180   184900 SH       DEFINED 01              16100            168800
Baidu.com, Inc.                COM              056752108    20618    65880 SH       DEFINED 01              28750             37130
Best Buy Co., Inc.             COM              086516101    18570   468950 SH       DEFINED 01             186400            282550
BlackRock, Inc.                COM              09247X101    77066   435400 SH       DEFINED 01             164350            271050
Blue Nile, Inc.                COM              09578R103    44017  1035200 SH       DEFINED 01             401900            633300
Celgene Corporation            COM              151020104    41816   654700 SH       DEFINED 01             262500            392200
Cisco Systems, Inc.            COM              17275R102    51025  2193700 SH       DEFINED 01             876450           1317250
Coach, Inc.                    COM              189754104    23263   805500 SH       DEFINED 01             310500            495000
Cognizant Technology Solutions COM              192446102   114251  3514340 SH       DEFINED 01            1353740           2160600
Covance Inc.                   COM              222816100    34408   400000 SH       DEFINED 01             153400            246600
Crown Castle International Cor COM              228227104      345     8900 SH       DEFINED 01               8900
Data Domain, Inc.              COM              23767P109     2723   116700 SH       DEFINED 01              25400             91300
Energy Conversion Devices, Inc COM              292659109    19143   259950 SH       DEFINED 01              91900            168050
Euronet Worldwide, Inc.        COM              298736109    28267  1672600 SH       DEFINED 01             550500           1122100
F5 Networks, Inc.              COM              315616102    48604  1710200 SH       DEFINED 01             660300           1049900
First Solar, Inc.              COM              336433107   121438   445120 SH       DEFINED 01             175090            270030
Focus Media Holding Ltd.       COM              34415V109    23713   855450 SH       DEFINED 01             353700            501750
Fuel Tech, Inc.                COM              359523107     1529    86800 SH       DEFINED 01               7500             79300
Genentech, Inc.                COM              368710406    54701   720700 SH       DEFINED 01             287300            433400
Gilead Sciences, Inc.          COM              375558103   100809  1903850 SH       DEFINED 01             747750           1156100
Global Sources Ltd.            COM              G39300101      536    35340 SH       DEFINED 01              35340
Google Inc.                    COM              38259P508   109292   207613 SH       DEFINED 01              88543            119070
Greenhill & Co., Inc.          COM              395259104    17709   328800 SH       DEFINED 01             121350            207450
HMS Holdings Corp.             COM              40425J101     5224   243300 SH       DEFINED 01              22800            220500
Hansen Medical, Inc.           COM              411307101      383    22900 SH       DEFINED 01               2100             20800
Hill International, Inc.       COM              431466101     1654   100600 SH       DEFINED 01               8600             92000
Hologic, Inc.                  COM              436440101    40838  1873300 SH       DEFINED 01             674200           1199100
Huron Consulting Group Inc.    COM              447462102    39240   865450 SH       DEFINED 01             324150            541300
IDEXX Laboratories, Inc.       COM              45168D104    24536   503400 SH       DEFINED 01             180800            322600
IHS Inc.                       COM              451734107    14706   211300 SH       DEFINED 01              62000            149300
Illumina, Inc.                 COM              452327109      828     9500 SH       DEFINED 01                800              8700
Insulet Corporation            COM              45784P101     1468    93300 SH       DEFINED 01              33200             60100
IntercontinentalExchange, Inc. COM              45865V100     2679    23500 SH       DEFINED 01               6650             16850
Intuitive Surgical, Inc.       COM              46120E602    40485   150280 SH       DEFINED 01              55340             94940
Itron, Inc.                    COM              465741106     3098    31500 SH       DEFINED 01               2700             28800
KB Home                        COM              48666K109     1497    88400 SH       DEFINED 01               7600             80800
Liberty Global, Inc.           COM              530555101      795    25308 SH       DEFINED 01              25308
Life Time Fitness, Inc.        COM              53217R207    24398   825650 SH       DEFINED 01             300950            524700
MEMC Electronic Materials, Inc COM              552715104    25414   412970 SH       DEFINED 01             166900            246070
Monster Worldwide, Inc.        COM              611742107    21406  1038600 SH       DEFINED 01             416400            622200
Myriad Genetics, Inc.          COM              62855J104      701    15400 SH       DEFINED 01               1300             14100
NII Holdings, Inc.             COM              62913F201    81198  1709800 SH       DEFINED 01             665450           1044350
Nordstrom, Inc.                COM              655664100    25737   849400 SH       DEFINED 01             305700            543700
Omniture, Inc.                 COM              68212S109     4574   246300 SH       DEFINED 01              60700            185600
Ormat Technologies, Inc.       COM              686688102      698    14200 SH       DEFINED 01               1200             13000
Paychex, Inc.                  COM              704326107    32229  1030350 SH       DEFINED 01             394150            636200
Portfolio Recovery Associates, COM              73640Q105    36647   977250 SH       DEFINED 01             359950            617300
Psychiatric Solutions, Inc.    COM              74439H108    73852  1951700 SH       DEFINED 01             718200           1233500
QUALCOMM Incorporated          COM              747525103    90926  2049278 SH       DEFINED 01             831378           1217900
Riverbed Technology, Inc.      COM              768573107    10711   780700 SH       DEFINED 01             272700            508000
SBA Communications Corporation COM              78388J106     3682   102250 SH       DEFINED 01              28350             73900
SPDR Trust Series 1            COM              78462F103      442     3450 SH       DEFINED 01               3450
Sohu.com Inc.                  COM              83408w103      345     4900 SH       DEFINED 01               4900
Starent Networks, Corp.        COM              85528P108    15775  1254000 SH       DEFINED 01             448000            806000
SunPower Corporation           COM              867652109    85408  1186550 SH       DEFINED 01             455050            731500
United Therapeutics Corporatio COM              91307C102    15591   159500 SH       DEFINED 01              55200            104300
Urban Outfitters, Inc.         COM              917047102    16356   524400 SH       DEFINED 01             200600            323800
VCA Antech, Inc.               COM              918194101    14573   524600 SH       DEFINED 01             193400            331200
VMware, Inc.                   COM              928563402    30517   566600 SH       DEFINED 01             228050            338550
VistaPrint Limited             COM              G93762204    35849  1339650 SH       DEFINED 01             508450            831200
comScore, Inc.                 COM              20564W105      445    20400 SH       DEFINED 01              20400
eBay Inc.                      COM              278642103    38638  1413750 SH       DEFINED 01             567850            845900
eHealth, Inc.                  COM              28238P109     1395    79000 SH       DEFINED 01               6800             72200
lululemon athletica inc.       COM              550021109     1744    60000 SH       DEFINED 01               5600             54400
tw telecom inc.                COM              87311L104    41466  2586800 SH       DEFINED 01            1016500           1570300